Critical accounting estimates and assumptions	3 Months Ended
Mar. 31, 2024
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

3.Critical accounting estimates and judgments

The preparation of interim financial statements requires management to make certain judgments, accounting estimates and assumptions that affect the amounts reported for the assets and liabilities at the reporting date and the amounts reported for revenues and expenses during the period. The nature of the estimation means that actual outcomes could differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same, except as mentioned below, as those that applied to the consolidated financial statements for the year ended December 31, 2023.

(a)Going Concern

As part of their regular assessment of the Group’s liquidity and financing position, the Directors have prepared detailed forecasts for a period which extends beyond 12 months after the date of approval of these financial statements. In assessing the forecasts, the Directors have considered:

●	the current economic conditions in the operating markets and the impact on trading performance;
●	the impact of macroeconomic factors, particularly interest rates and foreign exchange rates, including further devaluation of the Nigeria Naira during the reporting period, and the ongoing impact of ongoing geopolitical conflicts and wars including on global diesel prices and supply chains for raw materials such as steel and for equipment, including batteries;
●	the status of the Group’s financial arrangements (see also note 18);
●	mitigating actions available should business activities fall behind current expectations; and
●	additional sensitivity analysis under a stressed scenario to assess the impact of a severe but plausible downside case.

In addition, the Directors have considered the following:

The Group has cash and cash equivalents of $333.2 million as of March 31, 2024:

●	Management has assessed current cash reserves and the availability of undrawn facilities and continues to monitor available liquidity in the context of ongoing operational requirements and planned capital expenditure;
●	All of the Group’s operations are cash generative; and
●	Our IT team monitors the risk of fraud, data or security breaches, loss of data and the potential for other cyber-related attacks and utilizes security measures to mitigate such risks.

Having carefully considered the factors noted above, the Directors have a reasonable expectation that the Group and the Company have adequate resources to continue in operational existence for at least 12 months from the date of issuance of these financial statements and to operate within the covenant levels of its current debt facilities. The Directors therefore continue to consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.

(b) Assessment of appropriate foreign exchange rate

The subsidiaries based in Nigeria previously translated their foreign currency transactions into the functional currency, Nigerian Naira, at the Nigerian Autonomous Foreign Exchange Fixing (“NAFEX”) prevailing rate at the date of the transaction.

In mid-June 2023, the Central Bank of Nigeria announced the unification of all segments of the foreign exchange market by replacing the old regime of multiple exchange rate “windows” for different purposes with, in effect, a market rate. The unification of the Nigeria foreign exchange market was aimed at eliminating multiple “windows” and to allow foreign exchange transactions to be determined by market forces via a single I&E window (subsequently renamed NAFEM in October 2023). The Group uses the USD/NGN rate published by Bloomberg for the translation of USD transactions and denominated balances in the Nigerian subsidiaries and also for consolidation purposes.